Summary of Significant Accounting Policies - Deferred Initial Public Offering Costs and 2022 Definitive Business Combination Agreement and SPAC Transaction Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021
Summary of Significant Accounting Policies
Capitalized offering costs	$ 0.0	$ 0.3	$ 0.8
Offering costs incurred	0.0	1.5
Write-off of offering costs	0.3	$ 2.0
Business combination acquisition related costs - Expenses related to definitive business combination agreement and SPAC transaction	$ 3.0